Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Value Factor ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Value Factor ETF
Bar Chart Table:
Annual Return 2017	21.90%
Annual Return 2018	(7.08%)
Annual Return 2019	29.54%
Annual Return 2020	8.87%
Annual Return 2021	30.65%